Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive (Loss) Gain
Beginning balance at Mar. 31, 2020	$ 1,035.3	$ 230.6	$ 207.3	$ 659.5	$ 0.0	$ (62.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	262.8			262.8
Other comprehensive gain (loss)	55.5					55.5
Stock-based compensation	18.0	0.8	17.2
Issuance of ordinary shares	0.1		0.1
Dividends declared	(310.9)			(310.9)
Ending balance at Mar. 31, 2021	1,060.8	231.4	224.6	611.4	0.0	(6.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	459.1			459.1
Other comprehensive gain (loss)	(15.4)					(15.4)
Stock-based compensation	6.2	0.7	5.5
Issuance of ordinary shares	0.3		0.3
Dividends declared	(178.1)			(178.1)
Ending balance at Mar. 31, 2022	1,332.9	232.1	230.4	892.4	0.0	(22.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	512.0			512.0
Other comprehensive gain (loss)	(31.3)					(31.3)
Stock-based compensation	9.6	0.3	9.3
Issuance of ordinary shares	0.2		0.2
Dividends declared	(133.6)			(133.6)
Shares repurchased	(78.4)				(78.4)
Shares cancelled	0.0	(2.4)	(2.0)	(74.0)	78.4
Ending balance at Mar. 31, 2023	$ 1,611.4	$ 230.0	$ 237.9	$ 1,196.8	$ 0.0	$ (53.3)